Operating Profit - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Operating Profit [line items]
Net foreign exchange losses	£ (215)	£ (53)	£ (47)
Major restructuring costs	1,056	970	1,891
Liquidation Or Disposal Of Overseas Subsidiary [member]
Disclosure of Operating Profit [line items]
Net foreign exchange losses	£ 109	£ 0	£ 0